Impairment of long-term assets - Exploration and production (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-term assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ (325)	$ (480)	$ (2,741)
Oilfields
Impairment of long-term assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss	$ (325)	(495)	(2,733)
Investment in joint ventures
Impairment of long-term assets
Impairment loss - exploration and production segment (reversal of impairment loss) recognized in profit or loss		$ 15	$ (8)